Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 13, 2016
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Jan. 13, 2016
Document Effective Date	Jan. 13, 2016
Prospectus Date	Jan. 11, 2016
UBS Prime Investor Fund | UBS Prime Investor Fund
Prospectus:
Trading Symbol	UPIXX
UBS Prime Preferred Fund | UBS Prime Preferred Fund
Prospectus:
Trading Symbol	UPPXX
UBS Prime Reserves Fund | UBS Prime Reserves Fund
Prospectus:
Trading Symbol	UPRXX